Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Net gain on financial assets mandatorily at FVTPL	$ 6,722,811	$ 214,307	$ 11,726,761	$ 6,155,995
Net loss arising on financial instruments held for trading	(6,301,411)	(200,874)	(1,908,202)	(4,295,484)
Gain on disposal of subsidiary (Note 30)	0	0	0	529,721
Foreign exchange gain (loss), net	3,427,874	109,272	(5,538,433)	998,111
Gain on bargain purchase (Note 29)	0	0	76,715	0
Impairment loss on investments accounted for using the equity method (Note 14)	(12,107)	(386)	(42,143)	0
Gain on disposal of investments accounted for using the equity method (Note 14)	15,310	488	20,952	55,795
Others	(80,415)	(2,563)	14,342	0
Other gains and losses	$ 3,772,062	$ 120,244	$ 4,349,992	$ 3,444,138